8. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Current	$ 1,345	$ 1,800	$ 2,141
Deferred	534	(213)	(678)
Total	$ 1,879	$ 1,587	$ 1,463